Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023
Cost
Cost, Beginning balance		$ 50,383,194		$ 75,528,950
Additions		14,285,679		13,898,252
Borrowing costs		8,243,628	[1]	3,898,829	[2]
Write-offs		(3,720,042)		(42,418,143)	[3]
R&D tax credits		(346,580)		(256,234)
Grants		(13,713)		(268,460)
Cost, Ending balance		68,832,166		50,383,194
Accumulated amortization and impairment
October 1, 2022		4,545,086		40,767,761
Amortization		531,516	[4]	404,029
Impairment		58,185,884		5,791,439	[3]
Accumulated amortization and impairment, Write-offs				(42,418,143)
Accumulated amortization and impairment, Ending balance		63,262,486		4,545,086
Net book value
Net book value		5,569,680		45,838,108
Patents [Member]
Cost
Cost, Beginning balance		3,450,455		2,321,660
Additions		583,915		1,128,795
Borrowing costs			[1]		[2]
Write-offs					[3]
R&D tax credits
Grants
Cost, Ending balance		4,034,370		3,450,455
Accumulated amortization and impairment
October 1, 2022		1,059,007		798,878
Amortization		391,012	[4]	260,129
Impairment					[3]
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		1,450,019		1,059,007
Net book value
Net book value		2,584,351		2,391,448
Licenses [Member]
Cost
Cost, Beginning balance		1,186,337		2,610,533
Additions
Borrowing costs			[1]		[2]
Write-offs				(1,424,196)	[3]
R&D tax credits
Grants
Cost, Ending balance		1,186,337		1,186,337
Accumulated amortization and impairment
October 1, 2022		1,183,761		1,147,272
Amortization		2,576	[4]	36,489
Impairment				1,424,196	[3]
Accumulated amortization and impairment, Write-offs				(1,424,196)
Accumulated amortization and impairment, Ending balance		1,186,337		1,183,761
Net book value
Net book value				2,576
Software [Member]
Cost
Cost, Beginning balance		575,719		575,719
Additions
Borrowing costs			[1]		[2]
Write-offs					[3]
R&D tax credits
Grants
Cost, Ending balance		575,719		575,719
Accumulated amortization and impairment
October 1, 2022		520,998		476,003
Amortization		32,110	[4]	44,995
Impairment					[3]
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		553,108		520,998
Net book value
Net book value		22,611		54,721
Development costs not amortized [Member]
Cost
Cost, Beginning balance	[5]	43,267,013	[6]	68,117,368
Additions		13,701,764	[6]	12,769,457	[5]
Borrowing costs		8,243,628	[1],[6]	3,898,829	[2],[5]
Write-offs		(3,720,042)	[6]	(40,993,947)	[3],[5]
R&D tax credits		(346,580)	[6]	(256,234)	[5]
Grants		(13,713)	[6]	(268,460)	[5]
Cost, Ending balance	[6]	61,132,070		43,267,013	[5]
Accumulated amortization and impairment
October 1, 2022			[6]	36,602,380	[5]
Amortization			[4],[6]	24,324	[5]
Impairment		58,185,884	[6]	4,367,243	[3],[5]
Accumulated amortization and impairment, Write-offs	[5]			(40,993,947)
Accumulated amortization and impairment, Ending balance		58,185,884	[6]		[5]
Net book value
Net book value		2,946,186	[6]	43,267,013	[5]
Development costs amortized [Member]
Cost
Cost, Beginning balance		1,808,860		1,808,860
Additions
Borrowing costs			[1]		[2]
Write-offs					[3]
R&D tax credits
Grants
Cost, Ending balance		1,808,860		1,808,860
Accumulated amortization and impairment
October 1, 2022		1,708,264		1,675,906
Amortization		100,596	[4]	32,358
Impairment					[3]
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		1,808,860		1,708,264
Net book value
Net book value				100,596
Others [Member]
Cost
Cost, Beginning balance		94,810		94,810
Additions
Borrowing costs			[1]		[2]
Write-offs					[3]
R&D tax credits
Grants
Cost, Ending balance		94,810		94,810
Accumulated amortization and impairment
October 1, 2022		73,056		67,322
Amortization		5,222	[4]	5,734
Impairment					[3]
Accumulated amortization and impairment, Write-offs
Accumulated amortization and impairment, Ending balance		78,278		73,056
Net book value
Net book value		$ 16,532		$ 21,754

[1]	The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during year ended September 30, 2024 was 22.8%.
[2]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.
[3]	During the fiscal year 2023, an impairment expense amounting to $5,791,439 was recognized: i. During the first quarter of 2023, the Company reviewed its September 30,2022 transition plan resulting in certain development costs and licenses no longer expected to be used. Consequently, certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $5,791,439 and were completely written-off, resulting in an impairment expense of the same amount, including the license related to the development of Components technology projects for $1,424,196; ii. The Company performs an annual impairment test for its goodwill and intangible assets not yet available through the assessment of the recoverable amount of the CGU to which they belong. The CGU selected for impairment testing was identified based on the level at which goodwill is monitored for internal management purposes, and to which the intangible assets not yet available for use pertain; and
[4]	Depreciation of $273,584 ($117,535 in 2023 and $227,873 in 2022) related to intangible assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.
[5]	Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[6]	The unamortized development costs are not yet available for use and amortization will begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.